UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 14.1%
	Banks – 3.9%
25,034	Bank of America Corp., Series HH	5.88%	(a)	$630,857
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	9.12%	10/30/40	778,200
30,000	Citigroup, Inc., Series K (c)	6.88%	(a)	780,000
30,000	Citizens Financial Group, Series D (c)	6.35%	(a)	763,500
115,000	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	8.40%	02/15/40	3,002,650
36,673	People’s United Financial, Inc., Series A (c)	5.63%	(a)	979,169
17,207	Synovus Financial Corp., Series D (c)	6.30%	(a)	431,552
36,120	Valley National Bancorp, Series B (c)	5.50%	(a)	818,118
42,757	Wintrust Financial Corp., Series D (c)	6.50%	(a)	1,233,539
				9,417,585
	Capital Markets – 0.5%
25,339	Apollo Global Management, LLC, Series B	6.38%	(a)	614,978
23,690	Morgan Stanley, Series F (c)	6.88%	(a)	639,630
				1,254,608
	Equity Real Estate Investment Trusts – 2.8%
23,626	American Homes 4 Rent, Series E	6.35%	(a)	542,689
49,976	Colony Capital, Inc., Series E	8.75%	(a)	1,282,384
37,305	Colony Capital, Inc., Series H	7.13%	(a)	779,674
25,000	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(a)	594,750
23,390	Global Net Lease, Inc., Series A	7.25%	(a)	550,835
15,000	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	363,300
102,470	VEREIT, Inc., Series F	6.70%	(a)	2,576,096
				6,689,728
	Food Products – 1.1%
93,791	CHS, Inc., Series 2 (c)	7.10%	(a)	2,459,200
726	CHS, Inc., Series 3 (c)	6.75%	(a)	18,404
5,676	CHS, Inc., Series 4	7.50%	(a)	153,025
				2,630,629
	Insurance – 2.6%
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	75,947
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	85,428
50,000	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	1,245,000
69,176	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	5.81%	05/15/37	1,599,695
52,753	Enstar Group Ltd., Series D (c)	7.00%	(a)	1,342,036
14,729	Maiden Holdings North America Ltd.	7.75%	12/01/43	268,804
14,443	National General Holdings Corp.	7.63%	09/15/55	351,687
25,700	Phoenix Cos., Inc.	7.45%	01/15/32	418,910
28,961	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	737,637
				6,125,144
	Mortgage Real Estate Investment Trusts – 1.3%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(a)	629,500
36,974	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	933,593
13,200	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	336,732
23,000	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	572,240
25,000	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	601,250
				3,073,315
	Multi-Utilities – 1.4%
27,206	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	727,488
15,524	CMS Energy Corp.	5.88%	10/15/78	403,818
41,854	Integrys Holding, Inc. (c)	6.00%	08/01/73	1,059,953
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
30,000	Just Energy Group, Inc., Series A (c)	8.50%	(a)	$571,500
24,000	NiSource, Inc., Series B (c)	6.50%	(a)	657,120
				3,419,879
	Oil, Gas & Consumable Fuels – 0.3%
17,738	Enbridge, Inc., Series B (c)	6.38%	04/15/78	446,998
965	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	23,150
4,580	Energy Transfer Operating L.P., Series D (c)	7.63%	(a)	113,355
				583,503
	Thrifts & Mortgage Finance – 0.2%
19,735	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	505,413
	Total $25 Par Preferred Securities			33,699,804
	(Cost $34,405,522)
$100 PAR PREFERRED SECURITIES – 2.9%
	Banks – 2.8%
32,500	CoBank ACB, Series F (c) (e)	6.25%	(a)	3,347,500
27,000	CoBank ACB, Series G (e)	6.13%	(a)	2,735,100
5,500	Farm Credit Bank of Texas (c) (f)	6.75%	(a)	574,750
				6,657,350
	Consumer Finance – 0.1%
5,130	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	4.49%	(a)	348,224
	Total $100 Par Preferred Securities			7,005,574
	(Cost $6,634,735)
$1,000 PAR PREFERRED SECURITIES – 3.2%
	Banks – 2.8%
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (b) (f)	3.79%	(a)	268,015
4,500	Farm Credit Bank of Texas, Series 1 (e)	10.00%	(a)	5,040,000
1,261	Sovereign Real Estate Investment Trust (f)	12.00%	(a)	1,400,145
				6,708,160
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (c) (f)	6.75%	(a)	512,500
	Oil, Gas & Consumable Fuels – 0.2%
500	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (b) (f)	6.54%	08/18/57	466,264
	Total $1,000 Par Preferred Securities			7,686,924
	(Cost $8,494,620)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 76.9%
	Automobiles – 0.9%
$2,400,000	General Motors Financial Co., Inc., Series B (c)	6.50%	(a)	2,127,540
	Banks – 37.3%
1,600,000	Australia & New Zealand Banking Group Ltd. (c) (g) (h)	6.75%	(a)	1,653,552
1,000,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	6.13%	(a)	882,220
1,000,000	Banco Mercantil del Norte S.A. (c) (g) (h)	7.63%	(a)	997,000
2,000,000	Banco Santander S.A. (c) (h)	6.38%	(a)	1,965,044
724,000	Bank of America Corp., Series DD (c)	6.30%	(a)	780,269
500,000	Bank of America Corp., Series X (c)	6.25%	(a)	526,918
1,500,000	Bank of America Corp., Series Z (c)	6.50%	(a)	1,616,168
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$600,000	Barclays PLC (c) (h)	7.75%	(a)	$598,749
4,000,000	Barclays PLC (c) (h)	7.88%	(a)	4,174,900
1,439,000	BNP Paribas S.A. (c) (g) (h)	6.75%	(a)	1,460,909
1,987,000	BNP Paribas S.A. (c) (g) (h)	7.63%	(a)	2,092,937
650,000	Citigroup, Inc. (c)	5.95%	(a)	648,375
1,850,000	Citigroup, Inc., Series O (c)	5.88%	(a)	1,864,513
680,000	Citigroup, Inc., Series P (c)	5.95%	(a)	677,603
1,250,000	Citigroup, Inc., Series R (c)	6.13%	(a)	1,269,481
262,000	Citigroup, Inc., Series T (c)	6.25%	(a)	271,424
2,500,000	CoBank ACB, Series I (c) (e)	6.25%	(a)	2,590,625
4,400,000	Credit Agricole S.A. (c) (g) (h)	7.88%	(a)	4,625,333
3,485,000	Credit Agricole S.A. (c) (g) (h)	8.13%	(a)	3,785,825
2,350,000	Danske Bank A.S. (c) (h)	6.13%	(a)	2,070,937
400,000	Farm Credit Bank of Texas, Series 3 (c) (g)	6.20%	(a)	392,388
2,444,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	2,456,770
800,000	HSBC Holdings PLC (c) (h)	6.88%	(a)	832,576
1,400,000	ING Groep N.V. (c) (h)	6.50%	(a)	1,369,620
3,000,000	ING Groep N.V. (c) (h)	6.88%	(a)	3,076,233
2,954,000	Intesa Sanpaolo S.p.A. (c) (g) (h)	7.70%	(a)	2,709,645
1,434,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	6.22%	(a)	1,444,719
2,500,000	JPMorgan Chase & Co., Series S (c)	6.75%	(a)	2,696,612
711,000	JPMorgan Chase & Co., Series V (c)	5.00%	(a)	708,334
3,000,000	Lloyds Bank PLC (c) (g)	12.00%	(a)	3,619,239
2,700,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	2,754,000
1,500,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	1,520,963
1,207,000	Nordea Bank Abp (c) (h)	6.13%	(a)	1,153,693
200,000	Nordea Bank Abp (c) (g) (h)	6.13%	(a)	191,167
2,700,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	2,830,950
4,450,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	4,749,040
3,000,000	Societe Generale S.A. (c) (g) (h)	7.38%	(a)	3,106,500
2,250,000	Societe Generale S.A. (c) (g) (h)	7.88%	(a)	2,308,106
1,500,000	Standard Chartered PLC (c) (g) (h)	7.50%	(a)	1,563,750
2,250,000	Standard Chartered PLC (c) (g) (h)	7.75%	(a)	2,348,944
2,000,000	Swedbank AB (c) (h)	6.00%	(a)	2,001,246
3,100,000	UniCredit S.p.A. (c) (h)	8.00%	(a)	2,846,990
2,000,000	UniCredit S.p.A. (c) (g)	5.86%	06/19/32	1,792,794
4,000,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b)	6.56%	(a)	4,025,000
2,000,000	Zions Bancorp NA, Series J (c)	7.20%	(a)	2,081,670
				89,133,731
	Capital Markets – 4.4%
650,000	Credit Suisse Group AG (c) (g) (h)	7.25%	(a)	644,459
2,750,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	2,924,559
1,500,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	1,531,252
2,000,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	1,955,000
1,000,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(a)	1,002,845
1,000,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	1,003,954
400,000	UBS Group Funding Switzerland AG (c) (h)	7.00%	(a)	424,000
1,000,000	UBS Group Funding Switzerland AG (c) (h)	7.13%	(a)	1,021,482
				10,507,551
	Consumer Finance – 0.2%
462,000	American Express Co., Series C (c)	4.90%	(a)	458,062
	Diversified Financial Services – 0.4%
1,000,000	Voya Financial, Inc. (c)	5.65%	05/15/53	972,500
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services – 1.0%
$750,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	$777,356
1,600,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	1,658,360
				2,435,716
	Electric Utilities – 5.1%
5,010,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	5,117,590
4,761,000	Enel S.p.A. (c) (g)	8.75%	09/24/73	5,118,075
500,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (b)	5.47%	03/30/67	452,652
1,000,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	995,440
500,000	Southern California Edison Co., Series E (c)	6.25%	(a)	470,000
				12,153,757
	Energy Equipment & Services – 1.0%
2,500,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	2,444,188
	Food Products – 3.6%
1,300,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	1,214,168
3,000,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	3,168,750
1,200,000	Land O’Lakes, Inc. (g)	7.25%	(a)	1,185,000
3,000,000	Land O’Lakes, Inc. (g)	8.00%	(a)	3,112,500
				8,680,418
	Independent Power and Renewable Electricity Producers – 0.7%
1,575,000	AES Gener S.A. (c)	8.38%	12/18/73	1,613,588
	Insurance – 15.0%
1,050,000	Aegon N.V. (c)	5.50%	04/11/48	988,549
1,000,000	AG Insurance S.A. (c)	6.75%	(a)	1,002,673
625,000	American International Group, Inc., Series A-9 (c)	5.75%	04/01/48	585,297
700,000	Asahi Mutual Life Insurance Co. (c)	6.50%	(a)	685,973
1,500,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(a)	1,519,133
1,950,000	Assurant, Inc. (c)	7.00%	03/27/48	1,884,626
4,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b) (g)	5.74%	(a)	3,952,297
1,000,000	CNP Assurances (c)	6.88%	(a)	1,015,281
1,063,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (b)	5.00%	05/15/37	936,976
1,000,000	Fortegra Financial Corp. (c) (f)	8.50%	10/15/57	1,035,225
1,000,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(a)	1,062,520
3,420,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (g)	4.74%	02/12/47	2,929,144
2,500,000	La Mondiale SAM (c)	7.63%	(a)	2,526,515
2,165,000	Liberty Mutual Group, Inc. (g)	7.80%	03/15/37	2,446,872
3,285,000	Liberty Mutual Group, Inc. (c)	10.75%	06/15/58	4,768,095
500,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (b) (g)	5.69%	03/15/37	475,723
1,826,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (g)	7.00%	03/15/72	1,964,822
1,000,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	1,037,095
2,000,000	QBE Insurance Group Ltd. (c) (g)	7.50%	11/24/43	2,152,950
2,500,000	QBE Insurance Group Ltd. (c)	6.75%	12/02/44	2,600,563
400,000	VIVAT N.V. (c)	6.25%	(a)	393,920
				35,964,249
	Metals & Mining – 1.7%
1,473,000	BHP Billiton Finance USA Ltd. (c) (g)	6.25%	10/19/75	1,526,065
2,300,000	BHP Billiton Finance USA Ltd. (c) (g)	6.75%	10/19/75	2,496,017
				4,022,082
	Multi-Utilities – 0.6%
650,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	650,543
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
$700,000	NiSource, Inc. (c) (g)	5.65%	(a)	$674,915
				1,325,458
	Oil, Gas & Consumable Fuels – 4.6%
900,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	851,827
4,231,400	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (b)	6.59%	10/01/37	4,252,557
1,400,000	Enbridge, Inc. (c)	5.50%	07/15/77	1,278,103
1,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	950,248
1,505,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	1,444,844
2,661,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	5.56%	11/01/66	2,155,410
				10,932,989
	Transportation Infrastructure – 0.4%
1,000,000	AerCap Global Aviation Trust (c) (g)	6.50%	06/15/45	975,820
	Total Capital Preferred Securities			183,747,649
	(Cost $189,608,236)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
1,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	880,879
	(Cost $996,102)

Total Investments – 97.5%	233,020,830
(Cost $240,139,215) (i)
Net Other Assets and Liabilities – 2.5%	6,088,251
Net Assets – 100.0%	$239,109,081

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC (“Stonebridge”), the Fund’s sub-advisor.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $67,535,915 or 28.2% of net assets.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2019, securities noted as such amounted to $69,677,305 or 29.1% of net assets. Of these securities, 1.4% originated in emerging markets, and 98.6% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,480,100 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,598,485. The net unrealized depreciation was $7,118,385.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 6,125,144	$ 4,106,539	$ 2,018,605	$ —
Multi-Utilities	3,419,879	2,359,926	1,059,953	—
Other industry categories*	24,154,781	24,154,781	—	—
$100 Par Preferred Securities:
Banks	6,657,350	—	6,657,350	—
Consumer Finance	348,224	348,224	—	—
$1,000 Par Preferred Securities*	7,686,924	—	7,686,924	—
Capital Preferred Securities*	183,747,649	—	183,747,649	—
Corporate Bonds and Notes*	880,879	—	880,879	—
Total Investments	$ 233,020,830	$ 30,969,470	$ 202,051,360	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Preferred Securities and Income Fund
January 31, 2019 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income Fund
January 31, 2019 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income Fund
January 31, 2019 (Unaudited)
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2019, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 3.79%	3/29/18	443	$605.00	$300,133	$268,015	0.11%
Compeer Financial ACA, 6.75%	7/31/15	500	1,025.00	526,250	512,500	0.21
Dairy Farmers of America, Inc., 7.13%	9/15/16-10/4/16	$1,300,000	93.40	1,316,875	1,214,168	0.51
Farm Credit Bank of Texas, 6.75%	12/8/15-12/18/15	5,500	104.50	568,000	574,750	0.24
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	103.52	1,000,000	1,035,225	0.43
Kinder Morgan GP, Inc., 6.54%, 08/18/57	6/20/17	500	932.53	457,500	466,264	0.19
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14-3/20/15	$3,000,000	105.63	3,071,835	3,168,750	1.33
Sovereign Real Estate Investment Trust, 12.00%	2/5/15-3/22/16	1,261	1,110.35	1,657,802	1,400,145	0.59
				$8,898,395	$8,639,817	3.61%

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.4%
	Air Freight & Logistics – 2.6%
10,522	Forward Air Corp.	$615,853
	Banks – 5.7%
16,068	Bank of Marin Bancorp.	673,892
25,269	Veritex Holdings, Inc.	668,618
		1,342,510
	Capital Markets – 3.6%
6,892	Morningstar, Inc.	855,642
	Chemicals – 2.3%
18,290	Innophos Holdings, Inc.	546,871
	Diversified Consumer Services – 3.8%
30,350	frontdoor, Inc. (a)	902,002
	Diversified Financial Services – 3.3%
40,080	Cannae Holdings, Inc. (a)	775,147
	Electrical Equipment – 5.8%
16,055	Allied Motion Technologies, Inc.	676,879
30,138	Thermon Group Holdings, Inc. (a)	694,982
		1,371,861
	Electronic Equipment, Instruments & Components – 2.9%
13,454	MTS Systems Corp.	673,507
	Gas Utilities – 3.1%
11,780	Northwest Natural Holding Co.	737,428
	Health Care Equipment & Supplies – 4.7%
18,769	Natus Medical, Inc. (a)	633,266
17,141	Varex Imaging Corp. (a)	488,347
		1,121,613
	Health Care Providers & Services – 2.4%
25,055	Patterson Cos., Inc.	558,476
	Hotels, Restaurants & Leisure – 3.2%
3,409	Nathan’s Famous, Inc.	230,107
61,053	Potbelly Corp. (a)	529,330
		759,437
	Industrial Conglomerates – 2.6%
16,605	Raven Industries, Inc.	614,219
	Insurance – 2.7%
23,290	Brown & Brown, Inc.	632,556
	IT Services – 5.9%
18,557	I3 Verticals, Inc., Class A (a)	458,915
Shares	Description	Value

	IT Services (Continued)
15,976	Luxoft Holding, Inc. (a)	$927,087
		1,386,002
	Life Sciences Tools & Services – 2.6%
13,969	Cambrex Corp. (a)	609,747
	Machinery – 8.7%
8,591	John Bean Technologies Corp.	682,469
8,084	Kadant, Inc.	689,565
4,996	RBC Bearings, Inc. (a)	696,542
		2,068,576
	Paper & Forest Products – 3.0%
10,310	Neenah, Inc.	718,298
	Personal Products – 2.0%
57,436	elf Beauty, Inc. (a)	482,462
	Pharmaceuticals – 2.7%
20,145	Phibro Animal Health Corp., Class A	628,927
	Professional Services – 3.0%
42,804	Resources Connection, Inc.	715,255
	Real Estate Management & Development – 3.5%
19,855	RE/MAX Holdings, Inc., Class A	828,351
	Software – 2.3%
33,383	Monotype Imaging Holdings, Inc.	554,158
	Textiles, Apparel & Luxury Goods – 2.8%
20,974	Movado Group, Inc.	670,119
	Water Utilities – 3.2%
12,663	SJW Group	759,147
	Total Common Stocks	20,928,164
	(Cost $20,525,419)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Equity Real Estate Investment Trusts – 5.9%
36,508	Gladstone Commercial Corp.	728,334
22,088	Rayonier, Inc.	672,359
	Total Real Estate Investment Trusts	1,400,693
	(Cost $1,280,100)
	Total Investments – 94.3%	22,328,857
	(Cost $21,805,519) (b)
	Net Other Assets and Liabilities – 5.7%	1,351,920
	Net Assets – 100.0%	$23,680,777

See Notes to Portfolio of Investments

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,591,531 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,068,193. The net unrealized appreciation was $523,338.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,928,164	$ 20,928,164	$ —	$ —
Real Estate Investment Trusts*	1,400,693	1,400,693	—	—
Total Investments	$ 22,328,857	$ 22,328,857	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust/Confluence Small Cap Value Fund
January 31, 2019 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;

Notes to Portfolio of Investments (Continued)
First Trust/Confluence Small Cap Value Fund
January 31, 2019 (Unaudited)
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 78.9%
	Aerospace & Defense – 0.6%
$503,729	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	06/09/23	$492,607
600,264	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	05/30/25	584,339
				1,076,946
	Alternative Carriers – 0.5%
1,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.76%	02/22/24	981,250
	Application Software – 5.0%
916,523	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	04/26/24	891,319
446,075	Hyland Software, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	6.00%	07/01/24	439,781
1,263,093	Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.75%	08/06/22	1,258,357
887,378	Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.54%	11/01/23	868,938
238,148	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	06/21/24	230,010
1,608,270	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	06/21/24	1,553,316
2,011,012	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.75%	11/30/24	1,924,599
486,581	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	6.37%	04/26/24	472,898
2,035,694	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.25%	10/12/23	2,000,069
				9,639,287
	Asset Management & Custody Banks – 0.2%
368,431	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.76%	03/01/25	361,368
	Auto Parts & Equipment – 2.0%
2,759,322	Gates Global LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.25%	03/31/24	2,698,176
369,256	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	6.00%	06/30/24	276,388
770,583	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	06/30/24	576,781
331,342	Tower Automotive Holdings USA, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.31%	03/07/24	315,050
				3,866,395
	Broadcasting – 2.2%
325,488	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	7.00%	05/15/22	313,689
1,120,332	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.02%	01/02/26	1,103,998
2,764,367	Tribune Media Co. (fka Tribune Co.), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.50%	01/27/24	2,747,089
				4,164,776
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Building Products – 1.7%
$86,261	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.77%	01/02/25	$83,704
3,207,918	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	11/15/23	3,105,168
				3,188,872
	Cable & Satellite – 1.4%
377,504	Cablevision (fka CSC Holdings, Inc.), January 2018 Term Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.01%	01/25/26	368,380
295,924	Cablevision (fka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.76%	07/17/25	286,214
1,561,000	Cablevision (fka CSC Holdings, Inc.), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.76%	01/15/26	1,502,463
579,000	Virgin Media Investment Holdings Ltd., Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.01%	01/15/26	567,866
				2,724,923
	Casinos & Gaming – 8.9%
124,502	Aristocrat Technologies, Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.53%	10/19/24	122,075
4,356,000	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	12/22/24	4,291,226
1,839,073	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.75%	04/18/24	1,803,597
1,068,107	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.25%-5.26%	10/04/23	1,050,014
1,240,774	Las Vegas Sands, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.25%	03/27/25	1,216,480
510,772	MGM Growth Properties Operating Partnership L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.41%	03/23/25	502,232
250,919	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.76%	10/01/25	247,416
661,189	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	08/14/24	640,249
4,985,098	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	6.30%	07/28/25	4,932,405
758,327	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	5.00%	06/08/23	748,279
1,486,119	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	12/20/24	1,457,793
				17,011,766
	Commercial Printing – 0.2%
375,822	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	10/31/24	367,132
	Construction & Engineering – 0.3%
554,597	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.25%	07/31/25	551,331
	Construction Materials – 0.4%
817,608	Summit Materials, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	11/10/24	795,802
	Diversified Chemicals – 0.1%
182,368	Ineos US Finance LLC, 2024 Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	03/31/24	176,832
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electric Utilities – 2.8%
$1,856,639	Vistra Operations Co. LLC (TEX/TXU), 2016 Incremental Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.75%	12/14/23	$1,836,141
2,057,773	Vistra Operations Co. LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%-4.51%	12/31/25	2,017,194
1,429,388	Vistra Operations Co. LLC (TEX/TXU), Initial Term Loan B1, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	08/04/23	1,405,360
				5,258,695
	Environmental & Facilities Services – 1.0%
997,422	GFL Environment, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	05/31/25	960,846
754,413	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.51%	12/04/24	729,894
233,698	Servicemaster Co. (The), LLC, Tranche C Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.01%	11/08/23	232,189
				1,922,929
	Food Retail – 0.9%
768,362	Albertson’s LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.82%	12/21/22	757,028
1,014,013	Albertson’s LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.69%	06/22/23	997,536
				1,754,564
	Health Care Equipment – 0.4%
729,203	Acelity L.P., Inc. (Kinetic Concepts), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	6.05%	01/31/24	723,734
	Health Care Facilities – 0.7%
193,912	Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	02/11/22	190,579
118,363	Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	02/16/23	116,328
508,776	Concentra, Inc. (fka MJ Acquisitions), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.27%	06/01/22	504,009
518,204	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.25%	06/30/25	514,318
				1,325,234
	Health Care Services – 7.4%
934,631	21st Century Oncology Holdings, Inc. (21st Century Oncology, Inc.), Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.91%	01/16/23	831,822
384,082	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.77%	03/14/25	360,077
511,848	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.76%	04/28/22	480,282
1,212,619	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	04/21/24	985,253
1,277,267	CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	7.01%	07/01/21	1,143,154
507,730	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	06/07/23	502,175
904,548	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.74%	06/07/23	894,652
1,621,651	Dupage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.25%	08/15/24	1,558,131
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$1,912,109	Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.25%	10/10/25	$1,798,339
242,598	Exam Works (Gold Merger Co, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	07/27/23	240,778
1,177,616	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	08/31/24	1,144,937
2,015,672	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.25%	02/06/24	1,809,066
1,999,101	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	7.05%	12/30/22	1,951,002
367,846	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	7.00%	08/27/25	364,323
				14,063,991
	Health Care Technology – 0.7%
1,451,579	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.25%	03/01/24	1,419,644
	Hotels, Resorts & Cruise Lines – 0.0%
80,530	Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.25%	03/28/25	79,106
	Household Appliances – 0.5%
1,027,116	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	7.05%	09/25/24	982,180
	Human Resource & Employment Services – 0.5%
910,151	Tempo Acquisition (Alight Solutions LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	05/01/24	892,275
	Hypermarkets & Super Centers – 1.6%
3,070,098	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.51%	02/03/24	3,041,116
	Industrial Conglomerates – 1.2%
509,661	Accudyne Industries, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	08/18/24	496,176
1,521,118	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	07/30/24	1,510,668
367,725	Messer Industries USA, Inc., Initial Term B-1, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.01%	09/30/25	359,451
				2,366,295
	Insurance Brokers – 3.4%
918,800	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.26%	05/09/25	882,433
2,630,051	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.25%-5.27%	01/25/24	2,573,505
2,061	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	5.38%	04/25/25	1,984
818,192	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.51%	04/25/25	787,764
756,375	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	01/06/24	725,364
1,606,786	USI, Inc. (fka Compass Investors Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.80%	05/15/24	1,538,498
				6,509,548
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services – 1.1%
$2,225,695	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	01/31/25	$2,124,849
	Leisure Facilities – 1.2%
2,456,004	ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.55%	09/18/24	2,340,572
	Life Sciences Tools & Services – 3.5%
500,694	Immucor, Inc., Term Loan B-3, 3 Mo. LIBOR + 5.00%, 1.00% Floor	7.80%	06/15/21	497,565
915,697	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.76%	05/31/25	884,793
3,220,693	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	09/27/24	3,043,555
814,147	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	5.00%	08/18/22	796,846
1,565,523	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	05/15/22	1,523,582
				6,746,341
	Managed Health Care – 1.2%
1,304,172	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.55%	06/07/23	1,260,560
1,177,833	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	12/02/24	1,133,417
				2,393,977
	Metal & Glass Containers – 0.3%
546,009	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.51%-5.52%	11/07/25	524,169
60,529	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.81%	11/07/25	58,107
				582,276
	Movies & Entertainment – 0.6%
754,300	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	02/05/25	735,254
441,045	Creative Artists Agency, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	02/15/24	433,878
				1,169,132
	Oil & Gas Exploration & Production – 0.0%
66,667	Ascent Resources - Marcellus LLC (Tribune Resources), EXIT Term Loan B, 1 Mo. LIBOR + 6.50%, 1.00% Floor	9.02%	03/30/23	66,500
	Oil & Gas Storage & Transportation – 0.3%
588,429	Lotus Midstream (Centurion Pipeline Co., LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	6.05%	09/30/25	576,661
	Other Diversified Financial Services – 4.3%
3,261,687	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	04/04/24	3,217,850
3,535,834	Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	02/13/25	3,403,983
723,136	Financial & Risk US Holdings, Inc. (Refinitiv), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.25%	10/01/25	693,762
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Other Diversified Financial Services (Continued)
$81,045	First Data Corp., 2024A New Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.52%	04/26/24	$80,716
780,000	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.75%	07/01/23	767,325
				8,163,636
	Packaged Foods & Meats – 1.3%
552,365	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.75%	08/03/22	532,573
806,210	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.99%	08/03/22	777,324
1,140,688	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.52%	05/24/24	1,125,004
				2,434,901
	Paper Packaging – 1.8%
3,426,353	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.25%	02/05/23	3,374,649
	Personal Products – 0.0%
106,617	Rodan & Fields, LLC, Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.51%	06/15/25	98,620
	Pharmaceuticals – 7.2%
571,446	Advanz Pharma (f/k/a Concordia International Corp.), Dollar Term Loan, 1 Mo. LIBOR + 5.50%, 1.00% Floor	8.02%	09/06/24	541,445
330,206	Akorn, Inc., Loan, 1 Mo. LIBOR + 5.50%, 1.00% Floor	8.00%	04/16/21	264,716
802,083	Bausch Health Companies, Inc. (Valeant), First Incremental Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.26%	06/01/25	790,300
6,647,094	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.51%	06/01/25	6,570,054
1,820,339	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.75%	04/29/24	1,800,625
730,358	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.51%	10/15/25	717,883
494,962	Grifols Worldwide Operations Limited, Tranche B Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.66%	01/31/25	488,003
2,106,681	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.56%	03/29/24	2,095,263
237,138	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.55%	09/24/24	220,200
240,898	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.62%	02/24/25	225,741
				13,714,230
	Real Estate Services – 0.5%
994,975	Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.76%	02/08/25	967,613
	Research & Consulting Services – 0.1%
71	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	07/23/21	63
213,965	TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	06/30/25	210,984
				211,047
	Restaurants – 0.8%
248,931	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.75%	02/15/24	244,575
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Restaurants (Continued)
$261,369	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.76%	01/18/25	$254,108
1,000,000	Portillo’s Holdings, LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.80%	08/15/22	980,000
				1,478,683
	Retail REITs – 0.6%
1,078,056	Capital Automotive L.P., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.00%, 1.00% Floor	8.50%	03/15/25	1,069,971
	Security & Alarm Services – 0.3%
531,902	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.24%	05/26/24	521,663
	Specialized Consumer Services – 1.8%
1,114,000	Asurion, LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	9.00%	07/31/25	1,119,570
995,000	Asurion, LLC (fka Asurion Corp.), Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	11/03/24	978,413
242,147	Asurion, LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	08/04/22	238,082
1,034,639	Asurion, LLC (fka Asurion Corp.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	11/03/23	1,017,267
				3,353,332
	Specialty Chemicals – 0.6%
258,667	Akzonobel Specialty Chemicals (Starfruit), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.75%	10/01/25	252,686
823,420	H.B. Fuller Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	10/20/24	806,952
				1,059,638
	Systems Software – 6.8%
1,602,912	Applied Systems, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	09/13/24	1,562,438
234,945	Applied Systems, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor	9.50%	09/13/25	233,770
1,426,963	Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	5.30%	09/30/23	1,408,455
1,244,670	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	7.05%	10/02/25	1,214,001
1,251,451	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.75%	08/22/25	1,236,597
1,325,923	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	06/13/24	1,270,406
1,815,616	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	04/24/22	1,659,020
2,078,396	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.75%	04/16/25	2,034,812
799,420	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.75%	04/16/25	782,656
477,975	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.75%	04/16/25	468,535
368,268	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.76%	09/30/25	359,754
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$749,204	Vertafore, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	6.05%	06/15/25	$726,106
				12,956,550
	Total Senior Floating-Rate Loan Interests			150,650,832
	(Cost $155,001,670)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 14.3%
	Application Software – 0.3%
629,000	RP Crown Parent LLC (c)	7.38%	10/15/24	641,580
	Auto Parts & Equipment – 0.5%
867,000	American Axle & Manufacturing, Inc.	6.63%	10/15/22	883,256
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (c)	5.13%	06/01/25	150,130
	Broadcasting – 2.9%
986,000	Gray Television, Inc. (c)	5.13%	10/15/24	960,734
2,478,000	Nexstar Broadcasting, Inc. (c)	5.63%	08/01/24	2,403,660
1,998,000	Sinclair Television Group, Inc. (c)	5.63%	08/01/24	1,940,058
264,000	Sinclair Television Group, Inc. (c)	5.88%	03/15/26	254,430
				5,558,882
	Building Products – 0.0%
70,000	Standard Industries, Inc. (c)	5.38%	11/15/24	69,738
	Cable & Satellite – 0.1%
208,000	CSC Holdings LLC (c)	5.13%	12/15/21	208,842
	Casinos & Gaming – 0.3%
68,000	Caesars Resort Collection LLC/CRC Finco, Inc. (c)	5.25%	10/15/25	63,835
387,000	Eldorado Resorts, Inc.	6.00%	04/01/25	391,160
74,000	Eldorado Resorts, Inc. (c)	6.00%	09/15/26	74,185
				529,180
	Diversified Real Estate Activities – 0.2%
355,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88%	06/15/24	343,463
	Health Care Facilities – 1.8%
3,339,000	Tenet Healthcare Corp.	8.13%	04/01/22	3,505,950
	Health Care Services – 0.5%
490,000	DaVita, Inc.	5.13%	07/15/24	485,247
487,000	DaVita, Inc.	5.00%	05/01/25	470,564
				955,811
	Health Care Technology – 0.6%
1,222,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c)	5.75%	03/01/25	1,174,647
	Industrial Machinery – 0.4%
629,000	SPX FLOW, Inc. (c)	5.63%	08/15/24	619,565
142,000	SPX FLOW, Inc. (c)	5.88%	08/15/26	140,580
				760,145
	Insurance Brokers – 0.6%
727,000	AmWINS Group, Inc. (c)	7.75%	07/01/26	728,817
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers (Continued)
$462,000	HUB International Ltd. (c)	7.00%	05/01/26	$449,295
				1,178,112
	Investment Banking & Brokerage – 0.6%
1,050,000	LPL Holdings, Inc. (c)	5.75%	09/15/25	1,035,090
	Leisure Facilities – 1.2%
2,250,000	Constellation Merger Sub, Inc. (c)	8.50%	09/15/25	2,174,062
	Life Sciences Tools & Services – 0.5%
914,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC (c)	6.38%	08/01/23	911,715
75,000	West Street Merger Sub, Inc. (c)	6.38%	09/01/25	68,250
				979,965
	Managed Health Care – 0.9%
1,000,000	MPH Acquisition Holdings LLC (c)	7.13%	06/01/24	995,500
672,000	Polaris Intermediate Corp. (c) (d)	8.50%	12/01/22	652,680
				1,648,180
	Movies & Entertainment – 0.4%
831,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	769,631
	Oil & Gas Exploration & Production – 0.2%
200,000	Murphy Oil Corp.	6.88%	08/15/24	210,446
625,000	Sanchez Energy Corp.	6.13%	01/15/23	112,500
				322,946
	Oil & Gas Storage & Transportation – 0.3%
500,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.	5.75%	04/01/25	492,650
151,000	Holly Energy Partners L.P./Holly Energy Finance Corp. (c)	6.00%	08/01/24	152,887
				645,537
	Packaged Foods & Meats – 0.1%
214,000	B&G Foods, Inc.	5.25%	04/01/25	210,630
	Paper Packaging – 0.2%
399,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (c)	7.00%	07/15/24	408,726
	Pharmaceuticals – 1.2%
152,000	Eagle Holdings Co. II LLC (c) (e)	7.63%	05/15/22	152,380
2,335,000	Endo Finance LLC/Endo Finco, Inc. (c)	7.25%	01/15/22	2,212,412
				2,364,792
	Real Estate Services – 0.2%
370,000	Realogy Group LLC/Realogy Co-Issuer Corp. (c)	4.88%	06/01/23	335,775
	Restaurants – 0.1%
216,000	IRB Holding Corp. (c)	6.75%	02/15/26	202,500
	Trading Companies & Distributors – 0.1%
137,000	United Rentals North America, Inc.	6.50%	12/15/26	142,480
	Total Corporate Bonds and Notes			27,200,050
	(Cost $28,197,000)
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.0%
	Cable & Satellite – 0.1%
$250,000	Virgin Media Finance PLC (c)	6.00%	10/15/24	$254,138
	Casinos & Gaming – 0.2%
327,000	Melco Resorts Finance Ltd. (c)	4.88%	06/06/25	308,128
	Diversified Real Estate Activities – 0.1%
196,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (c)	5.88%	04/15/23	195,020
	Pharmaceuticals – 0.9%
116,000	Advanz Pharma Corp.	8.00%	09/06/24	111,070
333,000	Bausch Health Cos., Inc. (c)	5.88%	05/15/23	327,172
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (c)	5.75%	08/01/22	912,500
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (c)	5.63%	10/15/23	212,188
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (c)	5.50%	04/15/25	195,000
				1,757,930
	Restaurants – 0.7%
1,303,000	1011778 BC ULC/New Red Finance, Inc. (c)	5.00%	10/15/25	1,260,652
	Total Foreign Corporate Bonds and Notes			3,775,868
	(Cost $4,015,351)

Shares	Description	Value
COMMON STOCKS – 0.3%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (f)	5,091
	Electric Utilities – 0.2%
14,134	Vistra Energy Corp. (f)	354,905
	Oil & Gas Exploration & Production – 0.1%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (f)	137,288
	Total Common Stocks	497,284
	(Cost $377,488)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp. (f)	10,389
22,964	Vistra Energy Corp. Claim (f) (g) (h)	0
		10,389
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust (f) (g) (h) (i)	0
		0
	Total Rights	10,389
	(Cost $23,157)
WARRANTS – 0.0%
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants (f)	372
	(Cost $1,240)
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 5.4%
10,309,293	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.28% (j)	$10,309,293
	(Cost $10,309,293)
	Total Investments – 100.9%	192,444,088
	(Cost $197,925,199) (k)
	Net Other Assets and Liabilities – (0.9)%	(1,627,716)
	Net Assets – 100.0%	$190,816,372

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $22,846,871 or 12.0% of net assets.
(d)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2018 to January 31, 2019), this security paid all of its interest in cash.
(e)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 01, 2018 to January 31, 2019), this security paid all of its interest in cash.
(f)	Non-income producing security.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments).
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	Rate shown reflects yield as of January 31, 2019.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $295,290 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,776,401. The net unrealized depreciation was $5,481,111.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 150,650,832	$ —	$ 150,650,832	$ —
Corporate Bonds and Notes*	27,200,050	—	27,200,050	—
Foreign Corporate Bonds and Notes*	3,775,868	—	3,775,868	—
Common Stocks:
Electric Utilities	354,905	354,905	—	—
Other industry categories*	142,379	—	142,379	—
Rights:
Electric Utilities	10,389	—	10,389	—**
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	372	—	372	—
Money Market Funds	10,309,293	10,309,293	—	—
Total Investments	$ 192,444,088	$ 10,664,198	$ 181,779,890	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Short Duration High Income Fund
January 31, 2019 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Corporate bonds, corporate notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Common Stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price.

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Short Duration High Income Fund
January 31, 2019 (Unaudited)
Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s competitive position within the industry;
13)	the borrower’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Portfolio of Investments (Continued)
First Trust Short Duration High Income Fund
January 31, 2019 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At January 31, 2019, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded loan commitments as of January 31, 2019.

First Trust AQA® Equity Fund
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.0%
	Airlines – 2.3%
33,341	Hawaiian Holdings, Inc.	$1,067,579
	Biotechnology – 2.2%
12,739	Enanta Pharmaceuticals, Inc. (a)	1,011,859
	Building Products – 3.9%
25,260	Trex Co., Inc. (a)	1,762,138
	Capital Markets – 7.5%
2,939	Affiliated Managers Group, Inc.	308,448
31,700	Janus Henderson Group PLC	692,011
10,639	MSCI, Inc.	1,811,503
88,780	WisdomTree Investments, Inc.	594,826
		3,406,788
	Communications Equipment – 3.9%
11,486	Applied Optoelectronics, Inc. (a)	199,627
41,791	Ciena Corp. (a)	1,591,819
		1,791,446
	Construction & Engineering – 3.9%
13,172	Jacobs Engineering Group, Inc.	853,545
25,714	Quanta Services, Inc.	908,733
		1,762,278
	Diversified Telecommunication Services – 2.7%
22,147	Verizon Communications, Inc.	1,219,414
	Electronic Equipment, Instruments & Components – 5.0%
29,034	Cognex Corp.	1,321,047
54,849	KEMET Corp.	971,924
		2,292,971
	Health Care Equipment & Supplies – 12.0%
7,767	ABIOMED, Inc. (a)	2,726,761
31,244	Hologic, Inc. (a)	1,387,233
11,087	Masimo Corp. (a)	1,379,112
		5,493,106
	Health Care Providers & Services – 3.5%
11,382	HCA Healthcare, Inc.	1,586,992
	Hotels, Restaurants & Leisure – 11.7%
34,973	BJ’s Restaurants, Inc.	1,742,705
39,596	Boyd Gaming Corp.	1,081,763
25,423	Dave & Buster’s Entertainment, Inc.	1,308,013
69,522	Wendy’s (The) Co.	1,204,121
		5,336,602
Shares	Description	Value

	Household Durables – 1.2%
15,444	Toll Brothers, Inc.	$570,501
	Interactive Media & Services – 1.8%
4,930	Facebook, Inc., Class A (a)	821,782
	IT Services – 2.6%
1,377	Alliance Data Systems Corp.	244,542
13,827	Cognizant Technology Solutions Corp., Class A	963,465
		1,208,007
	Leisure Products – 2.8%
78,257	Callaway Golf Co.	1,274,807
	Machinery – 1.8%
58,752	Wabash National Corp.	819,003
	Paper & Forest Products – 3.0%
12,088	Boise Cascade Co.	332,058
42,498	Louisiana-Pacific Corp.	1,036,101
		1,368,159
	Pharmaceuticals – 1.7%
68,656	Corcept Therapeutics, Inc. (a)	767,574
	Road & Rail – 2.1%
6,979	Old Dominion Freight Line, Inc.	948,655
	Semiconductors & Semiconductor Equipment – 9.3%
4,007	Broadcom, Inc.	1,074,878
48,793	Kulicke & Soffa Industries, Inc.	1,099,306
9,233	MKS Instruments, Inc.	753,690
10,606	Monolithic Power Systems, Inc.	1,342,295
		4,270,169
	Software – 2.5%
10,920	Citrix Systems, Inc.	1,119,737
	Textiles, Apparel & Luxury Goods – 3.5%
9,163	Skechers U.S.A., Inc., Class A (a)	248,958
41,715	Steven Madden Ltd.	1,361,995
		1,610,953
	Thrifts & Mortgage Finance – 1.5%
13,862	Walker & Dunlop, Inc.	666,346

See Notes to Portfolio of Investments

First Trust AQA® Equity Fund
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 1.6%
14,967	Altria Group, Inc.	$738,621
	Total Investments – 94.0%	42,915,487
	(Cost $38,350,719) (b)
	Net Other Assets and Liabilities – 6.0%	2,749,657
	Net Assets – 100.0%	$45,665,144

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,662,537 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,097,769. The net unrealized appreciation was $4,564,768.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,915,487	$ 42,915,487	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust AQA® Equity Fund
January 31, 2019 (Unaudited)
1. Organization
First Trust AQA® Equity Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;

Notes to Portfolio of Investments (Continued)
First Trust AQA® Equity Fund
January 31, 2019 (Unaudited)
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Series Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 29, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 29, 2019

* Print the name and title of each signing officer under his or her signature.